Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Survey revenue [note 16]	3,913,367	2,684,095	10,937,575
Expense
Survey cost	431,518	1,632,159	3,633,645
General and administrative	4,132,108	4,112,787	4,508,506
Stock based compensation expense [note 10]	658,000	492,000	265,000
Amortization of property and equipment	67,162	85,484	125,015
Total expense	5,288,788	6,322,430	8,532,166
Other expense (income)
Interest expense (income), net	(50,824)	(25,455)	2,744
Foreign exchange loss (gain)	(158,817)	(150,350)	14,686
Increase (decrease) in fair value of US$ Warrants [note 12]	42,800	1,371,500	(168,143)
Other expense	354,781	107,985	66,973
Total other income (expense)	187,940	1,303,680	(83,740)
Income (loss) before income taxes	(1,563,361)	(4,942,015)	2,489,149
Income tax expense [note 13]		399,546	426,421
Income (loss) and comprehensive income (loss)	(1,563,361)	(5,341,561)	2,062,728
Income (loss) per share [note 9] - Basic	(0.04)	(0.13)	0.05
Income (loss) per share [note 9] - Diluted	(0.04)	(0.13)	0.04